Parent Company Financials Balance Sheet (details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet
Total assets	$ 10,524,000,000	$ 9,903,000,000	$ 7,862,000,000
Cash and Cash Equivalents, at Carrying Value	1,969,000,000	1,132,000,000
Investments in unconsolidated affiliates	357,000,000	392,000,000
Property, Plant and Equipment, Net	645,000,000	628,000,000
Prepaid Expense and Other Assets	721,000,000	678,000,000
Intangible Assets, Net (Excluding Goodwill)	619,000,000	651,000,000
Total liabilities	4,982,000,000	5,154,000,000
Accounts payable and other accrued liabilities	1,291,000,000	1,308,000,000
Deferred Tax Liabilities	144,000,000	123,000,000
Notes Payable	1,323,000,000	1,344,000,000
Total Fidelity National Financial, Inc. shareholders' equity	5,068,000,000	4,268,000,000
Common stock, Class A, $0.0001 par value; authorized, 600,000,000 shares as of December 31, 2013 and 2012; issued 292,289,166 shares and 268,541,117 shares at December 31, 2013 and 2012, respectively	0	0
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none	0	0
Additional Paid in Capital, Common Stock		4,018,000,000
Retained Earnings (Accumulated Deficit)		849,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax		59,000,000
Treasury Stock, Value		(658,000,000)
Stockholders' Equity Attributable to Noncontrolling Interest	474,000,000	481,000,000
Total equity	5,542,000,000	4,749,000,000	3,656,000,000	3,444,000,000
Total liabilities and equity	10,524,000,000	9,903,000,000
Parent Company
Balance Sheet
Total assets	6,794,000,000	6,012,000,000
Cash and Cash Equivalents, at Carrying Value	1,105,000,000	322,000,000
Available-for-sale Securities, Fair Value	0	7,000,000
Investments in unconsolidated affiliates	320,000,000	360,000,000
Notes, Loans and Financing Receivable, Net	124,000,000	94,000,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	5,145,000,000	5,199,000,000
Property, Plant and Equipment, Net	7,000,000	9,000,000
Prepaid Expense and Other Assets	20,000,000	4,000,000
Intangible Assets, Net (Excluding Goodwill)	47,000,000	17,000,000
Income Taxes Receivable	26,000,000
Total liabilities	1,252,000,000	1,263,000,000
Accounts payable and other accrued liabilities	125,000,000	57,000,000
Taxes Payable, Current	0	103,000,000
Deferred Tax Liabilities	144,000,000	123,000,000
Notes Payable	983,000,000	980,000,000
Total Fidelity National Financial, Inc. shareholders' equity	5,068,000,000	4,268,000,000
Common stock, Class A, $0.0001 par value; authorized, 600,000,000 shares as of December 31, 2013 and 2012; issued 292,289,166 shares and 268,541,117 shares at December 31, 2013 and 2012, respectively	0	0
Preferred stock, $0.0001 par value; authorized, 50,000,000 shares; issued and outstanding, none	0	0
Additional Paid in Capital, Common Stock	4,642,000,000	4,018,000,000
Retained Earnings (Accumulated Deficit)	1,096,000,000	849,000,000	373,000,000	110,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	37,000,000	59,000,000
Treasury Stock, Value	(707,000,000)	(658,000,000)
Stockholders' Equity Attributable to Noncontrolling Interest	474,000,000	481,000,000
Total equity	5,542,000,000	4,749,000,000
Total liabilities and equity	$ 6,794,000,000	$ 6,012,000,000